Total
(John Hancock Class NAV Shares) | (Asia Pacific Total Return Bond Fund)
INVESTMENT OBJECTIVE
The fund seeks to maximize total return. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Asia Pacific Total Return Bond Fund)	Class NAV
Management fee	0.72%
Other expenses	0.10%	[1]
Total annual fund operating expenses	0.82%
Contractual expense reimbursement	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	0.81%
[1]	"Other expenses" shown exclude certain one-time non-operating expenses incurred in the prior fiscal year equivalent to 0.01%.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Asia Pacific Total Return Bond Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	83	261	454	1,013

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The fund seeks to generate capital appreciation and income by investing at least 80% of net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds issued by governments, government agencies, international organizations issuing supranational bonds, and corporate issuers in Asia. Asia means those countries that are located on the Asian continent or are in the Asian region, including Australia and New Zealand. An issuer is considered to be in Asia if its principal place of business is in Asia or it is incorporated or domiciled in Asia or, for supranational issuers, its securities are denominated in Asian currencies.
The fund may invest in fixed-income securities of other issuers outside Asia if the manager considers that such securities may help to achieve the fund's investment objective. The fund may invest in cash and other liquid short-term fixed-income securities when the manager believes that the fund could benefit from maintaining a higher cash exposure, including for temporary defensive purposes.
The fund may invest in investment-grade fixed-income securities and below-investment-grade fixed-income securities (junk bonds). The fund may invest in securities of any maturity, and there is no limit on the maturities of the fixed-income securities in which the fund may invest. There is no limit on the types of issuers in which the fund may invest, which may include issuers of U.S. dollar-denominated securities of foreign governments and corporations, mortgage-related securities, municipal obligations, asset-backed securities, mortgage-backed securities, pay-in-kind bonds, high-yield bonds, emerging-market debt, distressed investments, loan participations, and U.S. TIPS (Treasury Inflation-Protected Securities). The fund may invest in securities with debt/equity characteristics such as preferred shares, convertible bonds, and warrants. The fund may also use derivatives for hedging and efficient portfolio management purposes by utilizing futures, options, options on futures, foreign currency forward contracts, and nondeliverable forwards.
The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Asian risk. Some Asian securities tend to be volatile and may decline in value significantly. Certain companies in Asia may be more vulnerable to political or economic developments or lack access to efficient trading markets. Some Asian countries have restrictions on the extent to which foreigners may invest in their securities markets.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Distressed investments risk. Distressed investments, including loans, mortgages, bonds, and notes, may not be publicly traded and may involve substantial risk. A fund may lose up to its entire investment.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hong Kong Bond Connect Program (Bond Connect) Risk. Trading in China bonds through Bond Connect, a mutual market access program that enables foreign investment in the People's Republic of China ("PRC"), is subject to certain restrictions and risks. Bonds listed on Bond Connect may lose purchase eligibility, which could adversely affect the fund's performance. Trading through Bond Connect is subject to trading, clearance, and settlement procedures that may continue to develop as the program matures. Any changes in laws, regulations and policies applicable to Bond Connect may affect bond prices. These risks are heightened by the underdeveloped state of the PRC's investment and banking systems in general.
Greater China risk. Investments in the Greater China region may be subject to less developed trading markets, acute political risks such as possible negative repercussions resulting from China's relationship with Taiwan or Hong Kong, and restrictions on monetary repatriation or other adverse government actions. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. A small number of companies and industries represent a relatively large portion of the Greater China market.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options on futures, and options. Foreign currency forward contracts, futures contracts, and options generally are subject to counterparty risk. Derivatives associated with foreign currency transactions are subject to currency risk.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Municipal bond risk. The prices of municipal bonds, including general obligation bonds, can decline if the issuer's credit quality declines. Revenue bond prices can decline if related projects become unprofitable. An insured municipal bond is subject to the risk that the insurer may be unable to pay claims and is not insured with respect to the market value of the obligation. Municipal bond income could become taxable in the future. Investments in AMT bonds may result in tax liability for shareholders.
Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.
Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund's custom blended benchmark comprises 50% J.P. Morgan Asia Credit Index/50% J.P. Morgan Emerging Local Markets Plus Asia Index and shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 6.33%. Best quarter: Q1 '16, 5.33% Worst quarter: Q3 '15, -3.69%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Asia Pacific Total Return Bond Fund) -	1 Year	5 Years	Since inception	Inception Date
Class NAV	(0.86%)	2.98%	1.57%	Jan. 16, 2013
Class NAV | after tax on distributions	(2.15%)	1.89%	0.39%	Jan. 16, 2013
Class NAV | after tax on distributions, with sale	(0.51%)	1.79%	0.65%	Jan. 16, 2013
J.P. Morgan Asia Credit Index (reflects no deduction for fees, expenses, or taxes)	(0.77%)	4.34%	3.34%	Jan. 16, 2013
J.P. Morgan Emerging Local Market Plus Asia Index (reflects no deduction for fees, expenses, or taxes)	(1.44%)	0.79%	0.15%	Jan. 16, 2013
50% J.P. Morgan Asia Credit Index and 50% J.P. Morgan Emerging Local Market Plus Asia Index (reflects no deduction for fees, expenses, or taxes)	(1.09%)	2.57%	1.75%	Jan. 16, 2013

(John Hancock Class NAV Shares) | (Blue Chip Growth Fund)
INVESTMENT OBJECTIVE
To provide long-term growth of capital. Current income is a secondary objective.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Blue Chip Growth Fund)	Class NAV
Management fee	0.75%
Other expenses	0.04%
Total annual fund operating expenses	0.79%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	0.78%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Blue Chip Growth Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	80	251	438	977

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The manager defines blue chip growth companies as those well established in their industries and with the potential for above-average earnings growth.
In identifying blue chip companies in which to invest, the manager generally considers whether they have viable or growing leading market positions, seasoned management teams, and strong financial fundamentals. This investment approach reflects the manager's belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) and a positive industry outlook will ultimately reward investors. The manager also seeks to invest in some companies with good prospects for dividend growth.
While most of the assets of the fund are invested in U.S. common stocks, the fund may also invest in other types of securities, including (i) U.S. dollar- and foreign currency-denominated foreign securities (up to 20% of net assets), (ii) convertible stocks, warrants, and bonds, and (iii) futures and options. Combined investments in convertible securities, preferred stocks, and debt securities are limited to 25% of total assets. The fund may invest in debt securities of any type without regard to quality or rating, including those rated below investment-grade (junk bonds) (up to 5% of total assets). The fund's investment policies are based on credit ratings at the time of purchase. The fund's debt securities may include privately negotiated notes or loans, including loan participations and assignments (bank loans). Some loans may be illiquid.
The fund holds a certain portion of its assets in money market reserves consisting of shares of the T. Rowe Price Government Reserve Fund (or any other internal T. Rowe Price money market fund) or U.S. dollar- and foreign currency-denominated money market securities. These include repurchase agreements in the two highest rating categories that mature in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.
The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures, and options. Such securities may bear interest or pay dividends at below market rates or even relatively nominal market rates.
In pursuing the fund's investment objective, the manager may deviate from the fund's normal investment criteria to purchase securities the manager believes might appreciate substantially. The fund may invest significantly in the information technology sector, and the fund may at times invest significantly in stocks of technology companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.
Hybrid instrument risk. Hybrid instruments entail greater market risk and may be more volatile than traditional debt instruments, may bear interest or pay preferred dividends at below-market rates, and may be illiquid. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, and currencies.
Information technology risk. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mid-sized company risk. Mid-sized companies are generally less established and may be more volatile than larger companies. Mid-capitalization securities may underperform the market as a whole.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.
Repurchase agreements risk. The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Technology companies risk. Technology companies can be significantly affected by rapid obsolescence, short product cycles, competition, and government regulation, among other factors. Investments in the technology sector may be susceptible to heightened risk of cybersecurity breaches, which may allow an unauthorized party to gain access to personally identifiable information and other customer data.
Telecommunications sector risk. Telecommunication services companies are subject to government regulation of services and rates of return and can be significantly affected by intense competition, among other factors.
Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Russell 1000 Growth Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 18.72%. Best quarter: Q1 '12, 18.74% Worst quarter: Q4 '18, –14.25%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Blue Chip Growth Fund) -	1 Year	5 Years	10 Years
Class NAV	1.93%	11.19%	16.93%
Class NAV | after tax on distributions	0.13%	8.53%	15.43%
Class NAV | after tax on distributions, with sale	2.33%	8.45%	14.19%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	13.12%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.51%)	10.40%	15.29%

(John Hancock Class NAV Shares) | (Capital Appreciation Fund)
INVESTMENT OBJECTIVE
To seek long-term growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Capital Appreciation Fund)	Class NAV
Management fee	0.70%	[1]
Other expenses	0.04%
Total annual fund operating expenses	0.74%
Contractual expense reimbursement	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	0.73%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective August 31, 2019.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Capital Appreciation Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	75	236	410	917

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the manager believes have above average growth prospects. These companies are generally mid-to large-capitalization companies.
The manager follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The manager looks for companies that experience some or all of the following: (i) above-average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow, and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.
Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its securities. Seeking to invest in companies with above market-average growth, the fund may invest significantly in sectors associated with such growth, including information technology.
In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs); and (v) initial public offerings (IPOs) and similar securities. (Convertible securities are securities —like bonds, corporate notes and preferred stocks—that the fund can convert into the company's common stock, cash value of common stock, or some other equity security.)
In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the fund's return or protect its assets if market conditions warrant:
  The fund may make short sales of a security including short sales "against the box."
  The fund may invest up to 20% of its total assets in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities.)
  The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.
  The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities.
  The fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the manager believes are of comparable quality to these obligations.
  The fund may invest in repurchase agreements.
The manager considers selling or reducing a stock position when, in the opinion of the manager, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement. The fund may focus its investments in a particular sector or sectors of the economy.
The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Information technology risk. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Mid-sized company risk. Mid-sized companies are generally less established and may be more volatile than larger companies. Mid-capitalization securities may underperform the market as a whole.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.
Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Repurchase agreements risk. The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.
Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 18.47%. Best quarter: Q1 '12, 19.41% Worst quarter: Q4 '18, -16.45%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Capital Appreciation Fund) -	1 Year	5 Years	10 Years
Class NAV	(1.01%)	10.31%	15.28%
Class NAV | after tax on distributions	(5.24%)	6.53%	13.10%
Class NAV | after tax on distributions, with sale	2.07%	7.68%	12.61%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.51%)	10.40%	15.29%

(John Hancock Class NAV Shares) | (Capital Appreciation Value Fund)
INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Capital Appreciation Value Fund)	Class NAV
Management fee	0.82%
Other expenses	0.03%
Total annual fund operating expenses	0.85%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	0.84%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Capital Appreciation Value Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	86	270	470	1,048

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 63% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the fund's total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), foreign securities, futures and options. The fund may invest up to 20% of its total assets in foreign securities.
The fund's common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when purchased by the fund are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the manager expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the fund invests. Since the manager attempts to prevent losses as well as achieve gains, the manager typically uses a value approach in selecting investments. The manager's in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but are believed to have good prospects for capital appreciation. The manager may establish relatively large positions in companies it finds particularly attractive.
In addition, the manager searches for attractive risk/reward values among all types of securities. The portion of the fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the fund's cash reserve may reflect the manager's ability to find companies that meet valuation criteria rather than its market outlook.
Bonds, bank loans and convertible securities may be purchased to gain additional exposure to a company or for their income or other features; maturity and quality are not necessarily major considerations in determining whether to purchase a particular security. Some loans may be illiquid. The fund's investments in below-investment grade debt securities and loans are limited to 25% of total assets. If a security is split rated (i.e., rated investment grade by at least one rating agency and noninvestment grade by another rating agency), the higher rating will be used for purposes of this requirement. The fund may also purchase other securities, including bank debt, loan participations and assignments and futures and options. The fund's investments in options, if any, will be primarily in an effort to protect against downside risk or to generate additional income.
The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Government Reserve Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.
The fund may invest up to 10% of its total assets in hybrid instruments to protect against downside risk or as a substitute for investing directly in certain securities. Hybrid instruments are a type of high-risk derivative such as covered calls, over-the-counter options and credit default swaps, which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. In addition, the fund may invest up to 10% of its total assets in mortgage- and asset-backed securities.
The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts, options, and credit default swaps. Futures contracts, options, and credit default swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation.
Hybrid instrument risk. Hybrid instruments entail greater market risk and may be more volatile than traditional debt instruments, may bear interest or pay preferred dividends at below-market rates, and may be illiquid. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, and currencies.
Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Repurchase agreements risk. The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Value investing style risk. The fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund's custom blended benchmark comprises 60% S&P 500/40% BarCapUS Aggregate Bond Index and shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 18.02%. Best quarter: Q1 '12, 9.90% Worst quarter: Q4 '18, -6.34%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Capital Appreciation Value Fund) -	1 Year	5 Years	Since inception	Inception Date
Class NAV	0.55%	8.13%	9.81%	Jan. 06, 2011
Class NAV | after tax on distributions	(3.06%)	4.90%	6.99%	Jan. 06, 2011
Class NAV | after tax on distributions, with sale	2.00%	5.61%	7.12%	Jan. 06, 2011
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	11.13%	Jan. 06, 2011
60% S&P 500/40% BarCapUS Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.35%)	6.24%	7.95%	Jan. 06, 2011

(John Hancock Class NAV Shares) | (Core Bond Fund)
INVESTMENT OBJECTIVE
To seek total return consisting of income and capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Core Bond Fund)	Class NAV
Management fee	0.57%
Other expenses	0.04%
Total annual fund operating expenses	0.61%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	0.60%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Core Bond Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	61	194	339	761

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 447% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment-grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.
The fund invests in debt securities that the manager believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The fund may also invest in unrated bonds that the manager believes are comparable to investment-grade debt securities. The fund may invest to a significant extent in mortgage-backed securities, including collateralized mortgage obligations.
Under normal market conditions, the manager expects to maintain an effective duration within 10% (in either direction) of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index (the duration of this index as of October 31, 2019 was 5.81 years).
The fund may invest:
  Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;
  Up to 20% of total assets in U.S. dollar-denominated obligations of foreign issuers; and
  Up to 10% of total assets in stripped mortgage-backed securities.
As part of a mortgage-backed securities investment strategy, the fund may enter into dollar rolls. The fund may also enter into reverse repurchase agreements to enhance return.
The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts, reverse repurchase agreements, and options. Futures contracts and options generally are subject to counterparty risk. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund's ability to dispose of the underlying securities. In addition, a reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund's net asset value per share (NAV).
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 8.17%. Best quarter: Q3 '09, 4.75% Worst quarter: Q4 '16, -3.04%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Core Bond Fund) -	1 Year	5 Years	10 Years
Class NAV	(0.49%)	2.28%	4.16%
Class NAV | after tax on distributions	(1.59%)	1.29%	2.71%
Class NAV | after tax on distributions, with sale	(0.30%)	1.30%	2.68%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.01%	2.52%	3.48%

(John Hancock Class NAV Shares) | (Disciplined Alternative Yield Fund)
INVESTMENT OBJECTIVE
The fund creates alternative yield instruments which are built by creating positions that consist of owning a long stock position and short in-the-money call option. Through these alternative yield positions, the fund seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Disciplined Alternative Yield Fund)	Class NAV
Management fee	1.20%
Other expenses	0.26%
Acquired fund fees and expenses	0.02%	[1]
Total annual fund operating expenses	1.48%	[2]
Contractual expense reimbursement	(0.01%)	[3]
Total annual fund operating expenses after expense reimbursements	1.47%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average daily net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Disciplined Alternative Yield Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	150	467	807	1,768

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The fund seeks to achieve its investment objective, under normal circumstances, by primarily investing in U.S. equities and simultaneously selling a call option against those stocks. The call options will typically have a strike price lower than the current stock price, which is termed "in the money." This combination of long stock position and short in the money call option creates a yield instrument. Additionally, the fund can engage in writing out-of-the-money put options on U.S. equities. Writing out-of-the-money put options is analogous to buying the stock and selling the call option with the same strike price and generally achieves the same result. These two strategies are equivalent in terms of risk/reward due to put-call parity. In making investment decisions, the manager ordinarily analyzes estimates of "intrinsic value" (i.e., the potential downside volatility level) and correlation between such estimates and time to expiration, as well as potential returns relative to risk.
The strike price of the call options is usually set at or below the estimated intrinsic value level of the securities against which they are sold and the time to expiration of the options that the fund sells varies. The fund may also write (sell) in-the-money call options on equity indexes and/or exchange-traded funds and write call options on individual securities that it does not hold in its portfolio (i.e., naked call options).
The issuers of equity securities purchased by the fund will primarily have market capitalizations in excess of $2 billion. The fund may invest in companies located both within and outside the United States (including in emerging markets). The fund may invest any percentage of assets in any one country, region or geographic area. The fund may invest in initial public offerings (IPOs) and in exchange-traded funds (ETFs). In addition to common stocks and other equity securities (such as preferred stocks, convertible securities, and warrants), the fund may use foreign currency forward contracts, options, stock index futures contracts, and other derivative instruments, primarily for the purpose of reducing the risks of individual equity positions and maximizing risk-adjusted returns, and may also be used to hedge broad market exposure. In addition to the use of written option contracts, the fund may use foreign currency forward contracts, other options, stock index futures contracts, other futures and forward contracts, swap agreements, variance swaps, convertibles and reverse convertibles, and other derivative instruments for hedging purposes or to enhance return. Variance swap agreements involve an agreement by the two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset.
The fund's investment process may result in an extremely high portfolio turnover ratio.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.
Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities of the index it is designed to track. However, at times, an ETF's portfolio composition and performance may not match that of such index. A fund bears ETF fees and expenses indirectly.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, variance swaps, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk. With naked short call positions, the writer of the option may have unlimited liability as the writer may be forced to purchase the stock for delivery at a significantly higher price than the strike price of the option.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.
Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The S&P 500 Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Prior to March 14, 2014, the fund was managed by a different subadvisor, but not a different lead portfolio manager. The performance presented prior to this date should not be attributed to the current subadvisor. The current portfolio manager has been the lead portfolio manager of the fund since inception. As a result of the difference in subadvisor, the fund's performance shown below might have differed materially.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 8.52%. Best quarter: Q1 '12, 4.51% Worst quarter: Q4 '18, -5.54%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Disciplined Alternative Yield Fund) -	1 Year	5 Years	Since inception	Inception Date
Class NAV	(2.07%)	1.39%	3.27%	Sep. 29, 2011
Class NAV | after tax on distributions	(2.78%)	0.40%	2.38%	Sep. 29, 2011
Class NAV | after tax on distributions, with sale	(1.10%)	0.75%	2.26%	Sep. 29, 2011
ICE Bank of America Merrill Lynch 3 Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	1.88%	0.63%	0.46%	Sep. 29, 2011
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	13.69%	Sep. 29, 2011

(John Hancock Class NAV Shares) | (Emerging Markets Fund)
INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Emerging Markets Fund)	Class NAV
Management fee	0.92%
Other expenses	0.18%
Total annual fund operating expenses	1.10%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	1.09%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Emerging Markets Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	111	349	605	1,339

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the manager. These emerging markets (Approved Markets) may include frontier markets (early-development emerging markets). A company is associated with an emerging market if its securities meet the definition of "Approved Market Securities," as defined below.
The fund invests across all market capitalizations with an increased exposure to securities of small-cap issuers and securities the manager considers to be value securities, as described below. The fund invests primarily in Approved Markets equity securities listed on bona fide securities exchanges of any country or actively traded on over-the-counter markets. The fund may invest in financial services companies. The fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it intends to do so only where access to those markets is otherwise significantly limited.
The manager primarily considers value stocks to be those with a low price in relation to their book value. The manager may also consider additional factors such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria used to assess value may change from time to time. The manager may also consider profitability of an eligible company relative to others in making investment decisions. In assessing profitability, the manager may consider ratios such as earnings or profits from operations relative to book value or assets.
In determining Approved Markets, the manager may consider various factors, including, without limitation, the data, analysis, and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, MSCI, and Citigroup. Approved Markets may not include all emerging markets classified by such entities. Other factors the manager may consider include market liquidity, information availability, government regulations (including repatriation rules), and market access, among others.
The fund may also use derivatives such as futures contracts and options on futures contracts to adjust market exposure based on expected cash inflows to or outflows from the fund. The fund may use derivatives for an Approved Market or other equity market (including U.S.) securities and indexes. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances, or currency exchange.
To facilitate seeking broad market diversification, the manager will not use fundamental securities research techniques in selecting securities. The manager retains full discretion with respect to investing in and allocating assets among Approved Markets and issuers associated with them. The fund may focus its investments in a particular sector or sectors of the economy.
Approved Markets
As of the date of this prospectus, the fund considers the following emerging-market countries to be Approved Markets for purposes of its 80% policy described above. In determining when and whether to invest in an Approved Market, the manager may consider factors such as asset growth in the fund and market characteristics. The Investment Committee of the manager may authorize countries for future investment in addition to the countries listed below. The fund may continue to hold investments in countries previously authorized for investment that are not currently authorized.
  Brazil
  Chile
  China
  Colombia
  Czech Republic
  Egypt
  Greece
  Hungary
  India
  Indonesia
  Malaysia
  Mexico
  Peru
  Philippines
  Poland
  Russia
  South Africa
  South Korea
  Taiwan
  Thailand
  Turkey
Approved Market Securities
"Approved Market Securities" are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets, or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the fund's benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The manager, however, will select only those companies that, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the manager may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies' securities meet the definition of Approved Market securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.
Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.
Frontier-market risk. Frontier-market countries generally have smaller economies and less-developed capital markets and political systems than traditional emerging-market countries, which magnifies emerging-market risks.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Financial services sector risk. Financial services companies can be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Greater China risk. Investments in the Greater China region may be subject to less developed trading markets, acute political risks such as possible negative repercussions resulting from China's relationship with Taiwan or Hong Kong, and restrictions on monetary repatriation or other adverse government actions. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. A small number of companies and industries represent a relatively large portion of the Greater China market.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options on futures contracts, and options. Foreign currency forward contracts, futures contracts, and options generally are subject to counterparty risk. Derivatives associated with foreign currency transactions are subject to currency risk.
Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Quantitative modeling risk. Quantitative models may not accurately predict future market movements or characteristics, which may negatively impact performance. Models also may perform differently than expected due to implementation problems, technological malfunction, or programming or data inaccuracies, among other possible issues.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Value investment style risk. Value stocks, as a category, may underperform other segments of the market or the market as a whole and following a value-oriented investment strategy may cause the fund, at times, to underperform equity funds that employ a different investment style.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 3.49%. Best quarter: Q2 '09, 48.87% Worst quarter: Q3 '11, -26.23%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Emerging Markets Fund) -	1 Year	5 Years	10 Years
Class NAV	(15.49%)	1.32%	8.68%
Class NAV | after tax on distributions	(16.10%)	0.57%	7.85%
Class NAV | after tax on distributions, with sale	(9.18%)	0.66%	6.80%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	(14.58%)	1.65%	8.02%

(John Hancock Class NAV Shares) | (Emerging Markets Debt Fund)
INVESTMENT OBJECTIVE
To seek total return with an emphasis on current income as well as capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Emerging Markets Debt Fund)	Class NAV
Management fee	0.70%
Other expenses	0.07%
Total annual fund operating expenses	0.77%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	0.76%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Emerging Markets Debt Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	78	245	427	953

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 80% of its net assets in fixed-income securities and debt instruments of emerging-market issuers. The manager may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporation, or the United Nations and its agencies in determining whether a country is an emerging or a developed country. Examples of emerging-market countries include most African, Central Asian, Eastern European, and South and Central American nations.
The manager uses proprietary research to identify specific countries, corporate sectors, and issuers that are attractively priced. The manager's investment decisions are not constrained by market capitalization, company fundamentals, security valuation or seasoning, or similar characteristics. The manager uses economic and industry analysis to try to anticipate shifts in the business cycle. Due to potentially volatile conditions in emerging markets, the fund's portfolio turnover ratio may be higher-than-average, which could increase transaction costs.
The fund may invest in debt securities of any maturity denominated in any currency, including but not limited to: debt issued by governments or government agencies, including the U.S. Treasury; U.S. and foreign corporate-debt instruments; mortgage- and asset-backed securities and collateralized mortgage obligations; and variable and floating-rate senior and subordinated corporate-debt obligations. The fund may invest in countries that do not have sovereign bond ratings or whose bonds are rated below-investment-grade (junk bonds). The fund may invest in corporate or other privately issued debt instruments of issuers with market capitalizations below $1 billion. The fund may attempt to mitigate the risk of unexpected, adverse currency fluctuations through the use of exchange-listed or over-the-counter financial derivatives instruments, including currency forwards, nondeliverable forwards, currency options, interest-rate swaps, interest-rate futures, interest-rate options, index options, and credit default swaps.
The fund is non-diversified and may both invest in a smaller number of issuers and invest more of its assets in the securities of a single issuer than a diversified fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
Floating rate loans risk. Floating rate loans are generally rated below investment-grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt instruments.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hong Kong Bond Connect Program (Bond Connect) Risk. Trading in China bonds through Bond Connect, a mutual market access program that enables foreign investment in the People's Republic of China ("PRC"), is subject to certain restrictions and risks. Bonds listed on Bond Connect may lose purchase eligibility, which could adversely affect the fund's performance. Trading through Bond Connect is subject to trading, clearance, and settlement procedures that may continue to develop as the program matures. Any changes in laws, regulations and policies applicable to Bond Connect may affect bond prices. These risks are heightened by the underdeveloped state of the PRC's investment and banking systems in general.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts and swaps, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
A note on performance
Class A and Class NAV shares commenced operations on January 4, 2010 and June 20, 2013, respectively. Returns for Class NAV shares prior to June 20, 2013 are those of Class A shares except that they do not include sales charges and would be lower if they did. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class A shares for the periods shown, performance would have been lower.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 11.16%. Best quarter: Q1 '12, 7.27% Worst quarter: Q3 '11, -8.89%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Emerging Markets Debt Fund) -	1 Year	5 Years	Since inception	Inception Date
Class NAV	(5.92%)	4.11%	4.84%	Jan. 04, 2010
Class NAV | after tax on distributions	(7.91%)	1.66%	2.36%	Jan. 04, 2010
Class NAV | after tax on distributions, with sale	(3.49%)	2.04%	2.73%	Jan. 04, 2010
J.P. Morgan EMBI Global Index (reflects no deduction for fees, expenses, or taxes)	(4.61%)	4.18%	5.74%	Jan. 04, 2010

(John Hancock Class NAV Shares) | (Equity Income Fund)
INVESTMENT OBJECTIVE
To provide substantial dividend income and also long-term growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Equity Income Fund)	Class NAV
Management fee	0.70%
Other expenses	0.05%
Total annual fund operating expenses	0.75%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	0.74%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Equity Income Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	76	239	416	929

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends. The fund employs a "value" approach and invests in stocks and other securities that appear to be undervalued by various measures but have good prospects for capital appreciation and dividend growth.
Under normal market conditions, substantial dividend income means that the yield on the fund's portfolio securities generally exceeds the yield on the fund's benchmark. The manager believes that income can contribute significantly to total return over time and expects the fund's yield to exceed that of the Russell 1000 Value Index. While the price of a company's stock can go up or down, stocks paying a high level of dividend income tend to be less volatile than those paying a lower level and may help offset losses in falling markets.
The fund will generally consider companies with established operating histories, above-average dividend yield or low price/earnings ratios relative to the Russell 1000 Value Index, positive financial characteristics, and/or low stock price relative to a company's underlying value. The fund may also purchase other types of securities in keeping with its objective, including: (i) U.S. dollar-and foreign currency-denominated foreign securities (up to 25% of total assets); (ii) preferred stocks; (iii) convertible stocks, bonds, and warrants; (iv) futures and options; and (v) bank debt, loan participations, and assignments.
The fund may invest in fixed-income securities without regard to quality or rating, including privately negotiated notes or loans (including loan participations and assignments (bank loans)) and up to 10% in below-investment-grade fixed-income securities (junk bonds). The fund's fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (bank loans). Some loans may be illiquid.
The fund holds a certain portion of its assets in money market reserves consisting of shares of the T. Rowe Price Government Reserve Fund (or any other internal T. Rowe Price money market fund) or U.S. dollar- and foreign currency-denominated money market securities. These include repurchase agreements in the two highest rating categories that mature in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.
The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures, and options. Such securities may bear interest or pay dividends at below market rates or even relatively nominal market rates.
In pursuing the fund's investment objective, the manager may deviate from the fund's normal investment criteria to purchase securities the manager believes might appreciate substantially. The fund may invest significantly in certain sectors, such as the financials sector.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.
Hybrid instrument risk. Hybrid instruments entail greater market risk and may be more volatile than traditional debt instruments, may bear interest or pay preferred dividends at below-market rates, and may be illiquid. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, and currencies.
Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.
Repurchase agreements risk. The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors. To the extent that a fund invests in securities of companies in the financial services sector, the fund may be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors, impacting that sector.
Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The S&P 500 Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 18.31%. Best quarter: Q2 '09, 19.53% Worst quarter: Q3 '11, -15.49%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Equity Income Fund) -	1 Year	5 Years	10 Years
Class NAV	(9.59%)	4.63%	10.61%
Class NAV | after tax on distributions	(12.58%)	2.07%	8.87%
Class NAV | after tax on distributions, with sale	(4.17%)	3.06%	8.27%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	(8.27%)	5.95%	11.18%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	13.12%

(John Hancock Class NAV Shares) | (Floating Rate Income Fund)
INVESTMENT OBJECTIVE
To seek a high level of current income.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Floating Rate Income Fund)	Class NAV
Management fee	0.68%
Other expenses	0.10%	[1]
Acquired fund fees and expenses	0.01%	[2]
Total annual fund operating expenses	0.79%	[3]
Contractual expense reimbursement	(0.12%)	[4]
Total annual fund operating expenses after expense reimbursements	0.67%
[1]	"Other expenses" shown exclude certain one-time non-operating expenses incurred in the prior fiscal year equivalent to 0.01%.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average daily net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.66% of average daily net assets of the fund and expenses of Class NAV shares exceed 0.66% of average daily net assets attributable to the class. For purposes of these agreements, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense; and "expenses of Class NAV shares" means all expenses of the fund (as defined above) attributable to the class plus class-specific expenses. These agreements expire on December 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Floating Rate Income Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	68	240	427	967

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 120% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating-rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa by a nationally recognized statistical rating organization such as Moody's Investors Service, Inc. or BBB by Standard and Poor's Ratings Services), at the time of purchase, or are of comparable quality, as determined by the manager, and other floating-rate securities. Bonds that are rated at or below BB by Standard and Poor's Ratings Services or Ba by Moody's Investors Service, Inc. are considered junk bonds.
The fund may invest in domestic and foreign loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the London InterBank Offered Rate (LIBOR), or another generally recognized base lending rate. Loans and debt instruments rated below investment grade are considered speculative. The fund may invest in loans of companies whose financial conditions are troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. Some loans may be illiquid. The fund may also acquire and hold warrants and other equity interests. The fund may invest in loans, loan participations, and other securities of any maturity and duration. The fund may also invest in loans of any aggregate principal amount, which will vary from time to time.
For purposes of reducing risk and/or improving liquidity, the fund may invest in derivative instruments such as options (including options on securities indexes) and swaps (including credit default swaps).
The fund may invest in any number of issuers and may, at times, invest its assets in a small number of issuers. The fund may focus its investments in a particular sector or sectors of the economy. The fund's investment process may result in a higher-than-average portfolio turnover ratio.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Distressed investments risk. Distressed investments, including loans, mortgages, bonds, and notes, may not be publicly traded and may involve substantial risk. A fund may lose up to its entire investment.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
Floating rate loans risk. Floating rate loans are generally rated below investment-grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt instruments.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, options, and swaps. Options and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
LIBOR discontinuation risk. The publication of the London Interbank Offered Rate (LIBOR), which many debt securities, derivatives and other financial instruments use as the reference or benchmark rate for interest rate calculations, is expected to be discontinued at the end of 2021. The transition process away from LIBOR may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, and the eventual use of an alternative reference rate may adversely affect the fund's performance. In addition, the usefulness of LIBOR may deteriorate in the period leading up to its discontinuation, which could adversely affect the liquidity or market value of securities that use LIBOR.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small number of issuers risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for funds which may invest a large portion of assets in any one issuer or a small number of issuers.
Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
A note on performance
Prior to August 30, 2018, the fund was managed by a different subadvisor and thus, the performance presented prior to August 30, 2018 should not be attributed to the current subadvisor, BCSF Advisors, LP (Bain Capital Credit). The fund's performance shown below might have differed materially had Bain Capital Credit managed the fund prior to August 30, 2018.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 7.48%. Best quarter: Q2 '09, 14.35% Worst quarter: Q3 '11, -3.98%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Floating Rate Income Fund) -	1 Year	5 Years	10 Years
Class NAV	(0.77%)	1.85%	7.28%
Class NAV | after tax on distributions	(2.60%)	(0.30%)	4.95%
Class NAV | after tax on distributions, with sale	(0.43%)	0.45%	4.84%
S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)	0.47%	3.05%	8.57%

(John Hancock Class NAV Shares) | (Fundamental Global Franchise Fund)
INVESTMENT OBJECTIVE
The fund seeks to provide capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Fundamental Global Franchise Fund)	Class NAV
Management fee	0.80%
Other expenses	0.09%
Total annual fund operating expenses	0.89%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	0.88%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Fundamental Global Franchise Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	90	283	492	1,095

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of franchise companies. A franchise company is one whose return on invested capital over a three-year period is above its cost of capital. Return on invested capital quantifies how well a company generates cash flow relative to the capital it has invested in its business, while its cost of capital refers to the cost of raising money to fund its business. These companies typically will have a leading share of industry sales, the ability to generate consistent sales growth over time as their products and services attract a larger customer base, and a strong record of return on capital invested in the company with a sustainable competitive advantage, meaning bargaining power with buyers and/or sellers and a unique product or process that is difficult to replicate or substitute and hard for others to compete with.
Under normal market conditions, at least 40% of the value of the fund's net assets will be invested in issuers domiciled outside of the United States, which includes securities for which the relevant reference entity is domiciled outside the United States, such as American Depositary Receipts (ADRs) that trade on U.S. exchanges.
The manager's primary method of analysis is fundamental analysis, which is the ability to assess the health of a company, its competitive positioning, its strength of management, and its competitive advantages. Investment decisions are a function of finding stocks that possess the qualitative factors as outlined above and the manager believes are trading at a significant discount to the manager's estimation of value.
The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
The fund may invest significantly in securities of companies in certain sectors, such as the consumer staples and consumer discretionary sectors (as defined by the Global Industry Classification Standards (GICS)), and may therefore experience greater volatility than funds investing in a broader range of sectors and may be more susceptible to the impact of market, economic, regulatory, and other factors affecting that sector.
The manager focuses on the equity securities of small-, mid-, and large-capitalization companies in both developed and emerging countries. The manager primarily invests in common stocks of developed and emerging companies, as well as ADRs, which trade on U.S. exchanges.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 23.12%. Best quarter: Q1 '13, 9.14% Worst quarter: Q4 '18, -13.63%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Fundamental Global Franchise Fund) -	1 Year	5 Years	Since inception	Inception Date
Class NAV	(11.09%)	5.74%	9.69%	Jun. 29, 2012
Class NAV | after tax on distributions	(14.01%)	2.82%	7.00%	Jun. 29, 2012
Class NAV | after tax on distributions, with sale	(4.77%)	4.19%	7.36%	Jun. 29, 2012
MSCI World Index (reflects no deduction for fees, expenses, or taxes)	(8.71%)	4.56%	9.29%	Jun. 29, 2012

(John Hancock Class NAV Shares) | (Global Bond Fund)
INVESTMENT OBJECTIVE
To seek maximum total return, consistent with preservation of capital and prudent investment management.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Global Bond Fund)	Class NAV
Management fee	0.70%
Other expenses	0.45%	[1],[2]
Total annual fund operating expenses	1.15%
Contractual expense reimbursement	(0.01%)	[3]
Total annual fund operating expenses after expense reimbursements	1.14%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
[2]	"Other expenses" reflect interest expense resulting from the fund's use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a fund expense for accounting purposes. Any interest expense amount will vary based on the fund's use of those investments as an investment strategy. Had these expenses been excluded, "Other expenses" would have been 0.09%.
[3]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Global Bond Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	116	364	632	1,397

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed-income instruments may be denominated in foreign currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.
In selecting securities for the fund, the manager utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the manager's outlook for the U.S. and foreign economies, the financial markets, and other factors.
The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:
  securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
  corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;
  mortgage-backed and other asset-backed securities;
  inflation-indexed bonds issued by both governments and corporations;
  structured notes, including hybrid or "indexed" securities, event-linked bonds, bank capital and trust preferred securities;
  loan participations and assignments;
  delayed funding loans and revolving credit facilities;
  bank certificates of deposit, fixed time deposits and bankers' acceptances;
  debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
  repurchase agreements and reverse repurchase agreements;
  obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
  obligations of international agencies or supranational entities.
Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.
Depending on the manager's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments that are economically tied to foreign countries will normally be at least 25% of the fund's net assets. The fund may invest, without limitation, in securities and instruments that are economically tied to emerging countries. The fund may invest up to 20% of its total assets in fixed-income securities that are rated below investment grade of any rating. The fund's investment policies are based on credit ratings at the time of purchase. The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of the fund normally varies within three years (plus or minus) of the duration of the benchmark index, as calculated by the manager.
The fund may invest up to 10% of its total assets in preferred stocks. The fund may have significant investments in fixed-income instruments issued by companies in the financial services sector.
The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.
The fund may make short sales of a security including short sales "against the box."
The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
The fund may:
  purchase and sell options on domestic and foreign securities, securities indexes and currencies, purchase and sell futures and options on futures,
  purchase and sell currency or securities on a forward basis, and enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
Floating rate loans risk. Floating rate loans are generally rated below investment-grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt instruments.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, foreign currency swaps, total return swaps, futures contracts, options on futures, interest-rate swaps, inverse floating-rate securities, options, reverse repurchase agreements, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund's ability to dispose of the underlying securities. In addition, a reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund's net asset value per share (NAV).
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Hybrid instrument risk. Hybrid instruments entail greater market risk and may be more volatile than traditional debt instruments, may bear interest or pay preferred dividends at below-market rates, and may be illiquid. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, and currencies.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.
Repurchase agreements risk. The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors. To the extent that a fund invests in securities of companies in the financial services sector, the fund may be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors, impacting that sector.
Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
A note on performance
Class NAV shares commenced operations on October 17, 2005 and ceased operations on April 17, 2019. Returns after class NAV shares ceased operations are those of Class 1 shares. Returns for Class NAV shares would have been substantially similar to returns of Class 1 shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class 1 shares for the periods shown, performance would have been lower.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 5.71%. Best quarter: Q3 '09, 10.63% Worst quarter: Q4 '16, -7.64%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Global Bond Fund) -	1 Year	5 Years	10 Years
Class NAV	(1.67%)	1.70%	4.34%
Class NAV | after tax on distributions	(2.23%)	1.32%	3.19%
Class NAV | after tax on distributions, with sale	(0.99%)	1.14%	2.96%
Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	(1.20%)	1.08%	2.49%

(John Hancock Class NAV Shares) | (Global Equity Fund)
INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Global Equity Fund)	Class NAV
Management fee	0.80%
Other expenses	0.08%
Total annual fund operating expenses	0.88%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	0.87%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Global Equity Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	89	280	487	1,083

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The fund seeks to generate capital appreciation by investing at least 80% of net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities. Under normal market conditions, at least 40% of the value of the fund's net assets will be invested in securities of issuers domiciled outside of the United States, including in emerging markets. This includes securities of foreign issuers that trade on U.S. exchanges. Equity securities include common and preferred stocks and their equivalents, including depositary receipts, warrants, rights, and convertible securities. The fund may invest in securities of any market-capitalization.
The manager employs an unconstrained, bottom-up stock selection process based on fundamental research to attempt to identify undervalued companies that exhibit attractive valuations, solid business franchises, sustainable margins/cash flow, disciplined capital allocation, strong management teams, and strong balance sheets. The manager considers diversification benefits and liquidity of the security in making investment decisions.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 21.85%. Best quarter: Q1 '17, 6.16% Worst quarter: Q4 '18, -11.38%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Global Equity Fund) -	1 Year	5 Years	Since inception	Inception Date
Class NAV	(10.02%)	3.20%	4.96%	May 16, 2013
Class NAV | after tax on distributions	(11.98%)	1.27%	3.12%	May 16, 2013
Class NAV | after tax on distributions, with sale	(5.24%)	1.89%	3.28%	May 16, 2013
MSCI World Index (reflects no deduction for fees, expenses, or taxes)	(8.71%)	4.56%	6.01%	May 16, 2013

(John Hancock Class NAV Shares) | (Health Sciences Fund)
INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Health Sciences Fund)	Class NAV
Management fee	1.04%
Other expenses	0.07%
Total annual fund operating expenses	1.11%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	1.10%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Health Sciences Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	112	352	611	1,351

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").
While the fund may invest in companies of any size, the majority of its assets are expected to be invested in large- and mid-capitalization companies.
The manager's portfolio managers divide the health sciences sector into four main areas: pharmaceutical companies, health care services companies, medical products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities, futures, and options in keeping with its investment objective. In addition, the fund writes call and put options primarily as a means of generating additional income. The fund reserves the right to use options to seek protection against a decline in the value of its securities or an increase in prices of securities that may be purchased. Normally, the fund will own the securities on which it writes these options. The premium income received by writing covered calls can help reduce but not eliminate portfolio volatility.
The fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries.
In managing the fund, the manager uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a "value" approach, which gives preference to seemingly undervalued companies, may also be emphasized. The fund generally seeks investments in companies that are developing new and effective medicines, as well as companies whose business models reduce costs or improve quality in health care systems.
The fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.
In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a new product introduction or a favorable competitive development.
The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Government Reserve Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.
The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.
Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks— Hedging, derivatives and other strategic transactions risk" including entering into option transactions.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Concentration risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.
Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.
Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hong Kong Stock Connect Program (Stock Connect) risk. Trading in China A-Shares through Stock Connect, a mutual market access program that enables foreign investment in the People's Republic of China (PRC), is subject to certain restrictions and risks. Securities listed on Stock Connect may lose purchase eligibility, which could adversely affect the fund's performance. Trading through Stock Connect is subject to trading, clearance, and settlement procedures that may continue to develop as the program matures. Any changes in laws, regulations and policies applicable to Stock Connect may affect China A-Share prices. These risks are heightened by the underdeveloped state of the PRC's investment and banking systems in general.
Healthcare sector risk. Health sciences companies may be significantly affected by product obsolescence, thin capitalization, limited product lines and markets, civil liability claims, and legislative or regulatory activities, among other factors.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.
Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Mid-sized company risk. Mid-sized companies are generally less established and may be more volatile than larger companies. Mid-capitalization securities may underperform the market as a whole.
Repurchase agreements risk. The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Lipper Health/Biotechnology Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 8.17%. Best quarter: Q1 '12, 17.59% Worst quarter: Q4 '18, -16.14%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Health Sciences Fund) -	1 Year	5 Years	Since inception	Inception Date
Class NAV	0.63%	11.06%	19.20%	Sep. 30, 2011
Class NAV | after tax on distributions	(0.96%)	2.93%	12.27%	Sep. 30, 2011
Class NAV | after tax on distributions, with sale	1.45%	7.59%	14.79%	Sep. 30, 2011
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	13.57%	Sep. 30, 2011
Lipper Health/Biotechnology Index (reflects no deduction for fees, expenses, or taxes)	3.07%	10.19%	17.77%	Sep. 30, 2011

(John Hancock Class NAV Shares) | (High Yield Fund)
INVESTMENT OBJECTIVE
To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (High Yield Fund)	Class NAV
Management fee	0.69%
Other expenses	0.08%	[1]
Total annual fund operating expenses	0.77%
Contractual expense reimbursement	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	0.76%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (High Yield Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	78	245	427	953

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities. The fund's investments may include corporate bonds, preferred stocks, U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the manager to be of equivalent quality):
Corporate Bonds, Preferred Stocks and Convertible Securities
Moody's Investors Services, Inc. . . . . . . . . . . . . . . . . . . Ba through C
Standard and Poor's Ratings Services. . . . . . . . . . . . . . BB through D
Below-investment-grade securities are commonly referred to as "junk bonds." The fund may also invest in investment-grade securities.
As part of its investment strategy, the fund will generally invest without restrictions within these ratings category ranges, or in unrated securities considered to be of equivalent quality by the manager.
The fund may invest in foreign bonds and other fixed-income securities denominated in foreign currencies, where, in the opinion of the manager, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. The fund may invest up to 100% of its assets in foreign securities.
The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards. In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time.
The fund may invest in fixed- and floating-rate loans, generally in the form of loan participations and assignments of such loans.
The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
Floating rate loans risk. Floating rate loans are generally rated below investment-grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt instruments.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, futures contracts, options, swaps and interest-rate swaps. Futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation.
Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.
LIBOR discontinuation risk. The publication of the London Interbank Offered Rate (LIBOR), which many debt securities, derivatives and other financial instruments use as the reference or benchmark rate for interest rate calculations, is expected to be discontinued at the end of 2021. The transition process away from LIBOR may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, and the eventual use of an alternative reference rate may adversely affect the fund's performance. In addition, the usefulness of LIBOR may deteriorate in the period leading up to its discontinuation, which could adversely affect the liquidity or market value of securities that use LIBOR.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
A note on performance
Class NAV shares commenced operations on October 15, 2005 and ceased operations on March 28, 2019. Returns after class NAV shares ceased operations are those of Class 1 shares. Returns for Class NAV shares would have been substantially similar to returns of Class 1 shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class 1 shares for the periods shown, performance would have been lower.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 8.93%. Best quarter: Q2 '09, 26.09% Worst quarter: Q3 '11, -8.08%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (High Yield Fund) -	1 Year	5 Years	10 Years
Class NAV	(3.71%)	2.11%	10.30%
Class NAV | after tax on distributions	(6.10%)	(0.82%)	6.96%
Class NAV | after tax on distributions, with sale	(2.14%)	0.29%	6.82%
Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	(2.08%)	3.84%	11.14%

(John Hancock Class NAV Shares) | (International Small Company Fund)
INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (International Small Company Fund)	Class NAV
Management fee	0.95%
Other expenses	0.12%
Total annual fund operating expenses	1.07%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	1.06%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (International Small Company Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	108	339	589	1,305

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-cap companies in the particular markets in which the fund invests. Based on market capitalization data as of October 31, 2019, the maximum market capitalization range of companies eligible for purchase by the fund was approximately $1.6 billion to $7.1 billion, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies in developed markets, but may also hold equity securities of companies located in emerging markets.
The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including dual-listed securities, either within or outside the issuer's domicile country.
The manager measures company size on a country- or region-specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the manager first ranks eligible companies based on market capitalizations and then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. These thresholds will vary based on market conditions. The fund intends to use a market-capitalization-weighted approach in seeking to set country weights based on the relative market capitalizations of eligible small companies within each country (see below). Weightings of certain countries may vary from their weightings in international indices.
The fund may also use derivatives such as futures contracts and options on futures contracts to adjust market exposure based on expected cash inflows to or outflows from the fund. Futures contracts and options on futures contracts may be for foreign or U.S. equity securities and indexes. The fund may also enter into forward currency contracts to facilitate settlement of equity purchases of foreign securities, repatriation of foreign currency balances, or currency exchange. In addition to cash, money market instruments, and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage cash pending investment, to maintain liquidity to pay redemptions, to make other anticipated cash payments, or for other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.
The fund does not seek current income as an investment objective and investments will not be based on an issuer's dividend payment policy or record, although many of the companies in which the fund invests do pay dividends.
The manager may, in its discretion, invest in countries authorized by its Investment Committee, depending upon factors such as asset growth in the fund and market characteristics. Other countries may be authorized for investment in the future, and the fund may continue to hold investments in countries previously but not currently authorized. The fund may focus its investments in a particular sector or sectors of the economy.
Market-capitalization-weighted approach
The fund uses market capitalization weighting to determine individual security weights and, where applicable, country or region weights. Market-capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market-capitalization weighting will be adjusted by the manager for a variety of factors, including free float, momentum, trading strategies, liquidity management, profitability, investment characteristics and market conditions, among others. The manager may deviate from market-capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of fund assets and may exclude the stock of a company that meets applicable market-capitalization criteria at its discretion. These adjustments will result in a deviation from traditional market-capitalization weighting.
Country weights may be based on the total market capitalization of companies within each country and may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also vary due to general day-to-day trading patterns and price movements.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options on futures contracts, and options. Foreign currency forward contracts, futures contracts, and options generally are subject to counterparty risk. Derivatives associated with foreign currency transactions are subject to currency risk.
Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Quantitative modeling risk. Quantitative models may not accurately predict future market movements or characteristics, which may negatively impact performance. Models also may perform differently than expected due to implementation problems, technological malfunction, or programming or data inaccuracies, among other possible issues.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Value investment style risk. Value stocks, as a category, may underperform other segments of the market or the market as a whole and following a value-oriented investment strategy may cause the fund, at times, to underperform equity funds that employ a different investment style.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The MSCI EAFE Small Cap Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 10.23%. Best quarter: Q2 '09, 31.78% Worst quarter: Q3 '11, -19.60%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (International Small Company Fund) -	1 Year	5 Years	10 Years
Class NAV	(20.20%)	1.48%	8.92%
Class NAV | after tax on distributions	(22.25%)	0.29%	7.86%
Class NAV | after tax on distributions, with sale	(10.94%)	0.77%	6.88%
MSCI World ex–USA Small Cap Index (reflects no deduction for fees, expenses, or taxes)	(18.07%)	2.25%	10.06%
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses, or taxes)	(17.89%)	3.06%	10.51%

(John Hancock Class NAV Shares) | (International Strategic Equity Allocation Fund)
INVESTMENT OBJECTIVE
To seek capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (International Strategic Equity Allocation Fund)	Class NAV
Management fee	0.62%
Other expenses	0.07%
Acquired fund fees and expenses	0.02%	[1]
Total annual fund operating expenses	0.71%	[2]
Contractual expense reimbursement	(0.01%)	[3]
Total annual fund operating expenses after expense reimbursements	0.70%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average daily net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (International Strategic Equity Allocation Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	72	226	394	882

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of any market capitalization, including futures on indexes of equity securities. The fund primarily invests in foreign securities. The fund's allocation to various markets and types of securities will be actively managed.
The fund may invest in both developed and emerging markets. The fund's investment in equity securities will vary both with respect to types of securities and markets in response to changing market and economic trends. The fund's allocation of securities will depend on the manager's outlook for the markets and generally reflect the manager's strategic asset allocation analysis and their assessment of the relative attractiveness of a particular asset class, country or region. When determining whether to invest in a particular market, the manager considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates.
The fund may also invest in equity securities of U.S. issuers. Investments in exchange-traded funds (ETFs) and derivative instruments may be used to reduce risk and/or obtain efficient investment exposure, and may include options, futures contracts, and swaps (including interest-rate swaps).
The fund also may invest in fixed-income securities, including, but not limited to:
  U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation;
  U.S. Treasury futures contracts;
  Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (CMBS) and collateralized mortgage obligations (CMOs);
  U.S. and foreign corporate bonds;
  Foreign government and agency securities; and
  Lower-rated fixed-income securities and high-yield securities (also known as "junk bonds").
The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency. The fund may actively manage its exposure to foreign currencies through the use of foreign currency forward contracts and other currency derivatives. The fund may own foreign cash equivalents and foreign bank deposits as part of its investment strategy. The fund may invest in foreign currencies for hedging and speculative purposes. The fund may focus its investments in a particular sector or sectors of the economy.
Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Principal risks — Hedging, derivatives and other strategic transactions risk," including, but not limited to, futures and options contracts, foreign currency forward contracts and swaps. The fund may engage in derivatives transactions for hedging and non-hedging purposes including, without limitation, the following purposes:
  to attempt to protect against possible changes in the market value of securities held or to be purchased by the fund resulting from securities markets or currency exchange rate fluctuations;
  to protect the fund's unrealized gains in the value of its securities;
  to facilitate the sale of the fund's securities for investment purposes;
  to manage the effective maturity or duration of the fund's securities;
  to establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;
  to facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities; and
  to increase or decrease exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

PRINCIPAL RISKS
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.
Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities of the index it is designed to track. However, at times, an ETF's portfolio composition and performance may not match that of such index. A fund bears ETF fees and expenses indirectly.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, foreign currency swaps, interest-rate swaps and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 11.43%. Best quarter: Q1 '17, 8.06% Worst quarter: Q4 '18, -11.90%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (International Strategic Equity Allocation Fund) -	1 Year	Since inception	Inception Date
Class NAV	(14.99%)	2.95%	Oct. 17, 2016
Class NAV | after tax on distributions	(18.66%)	(0.39%)	Oct. 17, 2016
Class NAV | after tax on distributions, with sale	(6.92%)	1.56%	Oct. 17, 2016
MSCI All Country World ex–USA Index (reflects no deduction for fees, expenses, or taxes)	(14.20%)	4.26%	Oct. 17, 2016

(John Hancock Class NAV Shares) | (International Value Fund)
INVESTMENT OBJECTIVE
To seek long-term growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (International Value Fund)	Class NAV
Management fee	0.80%
Other expenses	0.08%
Total annual fund operating expenses	0.88%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	0.87%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (International Value Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	89	280	487	1,083

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets. Although the manager will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the fund may have significant positions in particular countries or sectors such as technology (including computer hardware and software, electronics, and telecommunications) and financial institutions.
Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.
The fund may invest in debt securities of countries and governments located anywhere in the world, as well as in equity-linked notes.
The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: equity-linked notes (equity-linked notes generally reflect the risks associated with their underlying securities, depend on the credit of the note's issuer, may be privately placed, and may have a limited secondary market).
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors. To the extent that a fund invests in securities of companies in the financial services sector, the fund may be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors, impacting that sector.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Telecommunications sector risk. Telecommunication services companies are subject to government regulation of services and rates of return and can be significantly affected by intense competition, among other factors.
Value investing style risk. The fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 2.47%. Best quarter: Q3 '09, 24.86% Worst quarter: Q3 '11, -20.87%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (International Value Fund) -	1 Year	5 Years	10 Years
Class NAV	(15.23%)	(1.94%)	5.90%
Class NAV | after tax on distributions	(16.04%)	(2.93%)	4.95%
Class NAV | after tax on distributions, with sale	(9.02%)	(1.89%)	4.31%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	(13.79%)	0.53%	6.32%

(John Hancock Class NAV Shares) | (Mid Cap Stock Fund)
INVESTMENT OBJECTIVE
To seek long-term growth and capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Mid Cap Stock Fund)	Class NAV
Management fee	0.83%
Other expenses	0.04%
Total annual fund operating expenses	0.87%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	0.86%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Mid Cap Stock Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	88	277	481	1,072

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, "medium-sized companies" are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell Mid Cap Index ($564.1 million to $72.1 billion as of October 31, 2019) or the S&P Mid Cap 400 Index ($840 million to $19.8 billion as of October 31, 2019).
The manager's investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the manager looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may focus its investments in a particular sector or sectors of the economy.
The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Mid-sized company risk. Mid-sized companies are generally less established and may be more volatile than larger companies. Mid-capitalization securities may underperform the market as a whole.
Privately held and newly public companies risk. Investments in the stocks of privately held companies and newly public companies involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. Investments in such companies are less liquid and may be difficult to value. There may be significantly less information available about these companies' business models, quality of management, earnings growth potential, and other criteria used to evaluate their investment prospects. The extent (if at all) to which securities of privately held companies or newly public companies may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of privately held companies tend to have a greater exposure to liquidity risk than funds that do not invest in securities of privately held companies.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 23.54%. Best quarter: Q1 '12, 19.75% Worst quarter: Q3 '11, -20.90%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Mid Cap Stock Fund) -	1 Year	5 Years	10 Years
Class NAV	(0.83%)	7.34%	13.18%
Class NAV | after tax on distributions	(5.90%)	4.30%	10.97%
Class NAV | after tax on distributions, with sale	1.73%	5.15%	10.48%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	(4.75%)	7.42%	15.12%

(John Hancock Class NAV Shares) | (Mid Value Fund)
INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Mid Value Fund)	Class NAV
Management fee	0.95%
Other expenses	0.04%
Total annual fund operating expenses	0.99%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	0.98%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Mid Value Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	100	314	546	1,212

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that are within the S&P Mid Cap 400 Index ($1.1 billion to $20.1 billion as of October 31, 2019) or the Russell Mid Cap Value Index ($520.3 million to $33.9 billion as of October 31, 2019). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.
The manager employs a value approach in selecting investments. The manager's in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The manager generally looks for companies with one or more of the following characteristics:
  Low stock prices relative to net assets, earnings, cash flow, sales, book value, or private market value;
  Demonstrated or potentially attractive operating margins, profits and/or cash flow;
  Sound balance sheets and other positive financial characteristics;
  Stock ownership by management/employees; and
  Experienced and capable management.
The fund's sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell Midcap Value Index. The market capitalization of companies held by the fund and included in the indices changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside these ranges.
The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
In pursuing the fund's investment objective, the manager has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the manager believes will provide an opportunity for substantial appreciation. These situations might arise when the manager believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.
The fund may invest in initial public offerings (IPOs). While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain exchange-traded funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.
The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Government Reserve Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.
The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.
Except when engaged in temporary defensive investing, the fund normally has less than 10% of its assets in cash and cash equivalents. The fund may focus its investments in a particular sector or sectors of the economy.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.
Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities of the index it is designed to track. However, at times, an ETF's portfolio composition and performance may not match that of such index. A fund bears ETF fees and expenses indirectly.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.
Hybrid instrument risk. Hybrid instruments entail greater market risk and may be more volatile than traditional debt instruments, may bear interest or pay preferred dividends at below-market rates, and may be illiquid. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, and currencies.
Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.
Repurchase agreements risk. The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Value investing style risk. The fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.
Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 10.74%. Best quarter: Q2 '09, 23.03% Worst quarter: Q3 '11, -17.59%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Mid Value Fund) -	1 Year	5 Years	Since inception	Inception Date
Class NAV	(10.76%)	5.63%	12.32%	Jan. 02, 2009
Class NAV | after tax on distributions	(12.94%)	2.90%	9.80%	Jan. 02, 2009
Class NAV | after tax on distributions, with sale	(5.50%)	3.85%	9.53%	Jan. 02, 2009
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	(12.29%)	5.44%	10.97%	Jan. 02, 2009

(John Hancock Class NAV Shares) | (New Opportunities Fund)
INVESTMENT OBJECTIVE
The fund seeks long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (New Opportunities Fund)	Class NAV
Management fee	0.72%	[1]
Other expenses	0.11%	[2]
Total annual fund operating expenses	0.83%
Contractual expense reimbursement	(0.01%)	[3]
Total annual fund operating expenses after expense reimbursements	0.82%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective September 6, 2019.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
[3]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (New Opportunities Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	84	264	460	1,024

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 73% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the fund invests at least 80% of its assets in equity securities of small-capitalization U.S. companies. The fund primarily invests in common stock and preferred stock of U.S. small-capitalization companies. Small-capitalization companies are those with a market capitalization at the time of purchase of less than $5 billion or otherwise within the range of capitalizations of companies in the Russell 2000 Index, the S&P SmallCap 600 Index, or the Dow Jones U.S. Small-Cap Total Stock Market Index. Capitalization ranges will change over time. The fund may invest in any economic sector, and at times may emphasize one or more particular sectors.
The fund also may invest in: (a) securities of foreign issuers, including foreign issuers located in emerging markets, either directly through investments in foreign currency-denominated securities traded outside of the U.S. or indirectly through depositary receipts; (b) real estate investment trusts (REITs); (c) initial public offerings (IPOs); and (d) master limited partnerships (MLPs).
The manager utilizes fundamental research and bottom-up stock selection to identify undervalued small cap companies with sustainable earnings growth, and whose management is focused on enhancing value for shareholders. The manager seeks to hold securities for the long term. The manager focuses on quality small-cap companies with sound management and long-term sustainable growth, regardless of style. In selecting companies, the manager looks for firms with the following key attributes:
  Experienced, tenured, high-quality management
  Business models that deliver consistent long-term growth
  Leading companies in attractive and defensible niche markets
  Strong financial characteristics; and
  Appropriate valuation.
Various factors may lead the manager to consider selling a particular security, such as a significant change in the relevant company's senior management or its products, deterioration in its fundamental characteristics, if the company has corporate governance issues, or if the manager believes that the security has become overvalued.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.
Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
A note on performance
Prior to September 27, 2014, the fund was managed by subadvisors other than the fund's current subadvisor, GW&K Investment Management, LLC (GW&K) pursuant to a different investment strategy. From September 27, 2014 to September 6, 2019, the fund was managed by Brandywine Global Investment Management, LLC, Dimensional Fund Advisors LP, and GW&K pursuant to a multi-manager investment strategy. Effective on September 6, 2019, GW&K became the fund's sole subadvisor. The performance information presented for periods prior to September 6, 2019, reflects management of the fund consistent with investment strategies in effect during those periods and might have been different if the fund's investments had been managed under its current investment strategies solely by GW&K.
Class NAV shares commenced operations on October 17, 2005 and ceased operations on March 13, 2019. Returns after class NAV shares ceased operations are those of Class C shares, except that they do not include sales charges and would be lower if they did. Returns for Class NAV shares would have been substantially similar to returns of Class C shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class C shares for the periods shown, performance would have been lower.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 9.17%. Best quarter: Q2 '09, 25.26% Worst quarter: Q3 '11, –23.12%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (New Opportunities Fund) -		1 Year	5 Years	10 Years
Class NAV		(14.07%)	2.61%	12.12%
Class NAV | after tax on distributions		(18.66%)	(0.30%)	10.19%
Class NAV | after tax on distributions, with sale		(6.54%)	1.51%	9.77%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	[1]	(9.31%)	5.13%	13.52%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(11.01%)	4.41%	11.97%
[1]	Prior to September 6, 2019, the fund's primary benchmark was the Russell 2000 Index. Effective after the close of business September 6, 2019, the fund's primary benchmark index is the Russell 2000 Growth Index. The Russell 2000 Growth Index better reflects the universe of investment opportunities based on the fund's current investment strategy.

(John Hancock Class NAV Shares) | (Real Estate Securities Fund)
INVESTMENT OBJECTIVE
To seek to achieve a combination of long-term capital appreciation and current income.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Real Estate Securities Fund)	Class NAV
Management fee	0.70%
Other expenses	0.06%	[1]
Total annual fund operating expenses	0.76%
Contractual expense reimbursement	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	0.75%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Real Estate Securities Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	77	242	421	941

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 132% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITs") and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.
A company is considered to be a real estate company if, in the opinion of the manager, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.
The manager looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.
To find these issuers, the manager tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the manager believes will be the most profitable to the fund. The manager also considers the effect of the real estate securities markets in general when making investment decisions. The manager does not attempt to time the market.
A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.
Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.
If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.
The fund may realize some short-term gains or losses if the manager chooses to sell a security because it believes that one or more of the following is true:
  A security is not fulfilling its investment purpose;
  A security has reached its optimum valuation; or
  A particular company or general economic conditions have changed.
Based on its recent practices, the manager expects that the fund's assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.
When the manager believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund's cash assets remain liquid while performing more like stocks.)
The fund may invest up to 10% of its total assets in securities of foreign real estate companies.
The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer. The fund concentrates its investments in securities of issuers in the real estate industry.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Concentration risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors. A downturn in the real estate industry may significantly detract from performance.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts. Futures contracts generally are subject to counterparty risk.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.
Quantitative modeling risk. Quantitative models may not accurately predict future market movements or characteristics, which may negatively impact performance. Models also may perform differently than expected due to implementation problems, technological malfunction, or programming or data inaccuracies, among other possible issues.
Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
A note on performance
Class 1 shares commenced operations on October 15, 2005. Because Class NAV shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Class 1 shares. Returns for Class NAV shares would have been substantially similar to returns of Class 1 shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class 1 shares for the periods shown, performance would have been lower.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 29.90%. Best quarter: Q3 '09, 32.15% Worst quarter: Q1 '09, -31.21%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Real Estate Securities Fund) -	1 Year	5 Years	10 Years
Class NAV	(3.41%)	8.20%	12.31%
Class NAV | after tax on distributions	(4.78%)	5.39%	9.92%
Class NAV | after tax on distributions, with sale	(1.64%)	5.75%	9.59%
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	(4.57%)	7.80%	12.71%

(John Hancock Class NAV Shares) | (Science & Technology Fund)
INVESTMENT OBJECTIVE
To seek long-term growth of capital. Current income is incidental to the fund's objective.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Science & Technology Fund)	Class NAV
Management fee	1.02%
Other expenses	0.08%
Acquired fund fees and expenses	0.02%	[1]
Total annual fund operating expenses	1.12%	[2]
Contractual expense reimbursement	(0.01%)	[3]
Total annual fund operating expenses after expense reimbursements	1.11%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average daily net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Science & Technology Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	113	355	616	1,362

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 110% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity-linked notes and derivatives relating to common stocks, such as options on equity-linked notes.
The fund employs a multi-manager approach with two managers, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the managers manage the following portions of the fund:
50%* Allianz Global Investors U.S. LLC ("AllianzGI US")
50%* T. Rowe Price Associates, Inc. ("T. Rowe Price")
*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each manager will vary.
This allocation methodology may change in the future.
Some industries likely to be represented in the fund include:
  information technology including hardware, software, semiconductors and technology equipment telecommunications equipment and services
  media including advertising, broadcasting, cable and satellite, movies, entertainment, publishing and information services environmental services
  internet commerce and advertising
  life sciences and health care, including pharmaceuticals, health care equipment and services, and biotechnology chemicals and synthetic materials
  defense and aerospace
  alternative energy
While most of the fund's assets are invested in U.S. common stocks, the fund may also purchase other types of securities, including U.S. dollar- and foreign currency-denominated foreign securities, convertible stocks and bonds, and warrants, and use futures and options, in keeping with the fund's investment objective.
Stock selection for the fund generally reflects a growth approach based on an assessment of a company's fundamental prospects for above-average earnings, rather than on a company's size. As a result, fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records. The fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The fund may invest in technology companies through initial public offerings (IPOs).
The fund holds a certain portion of its assets in money market reserves, which can consist of shares of the T. Rowe Price Government Reserve Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.
The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.
The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.
In managing its portion of the fund, AllianzGI US may enter into short sales including short sales against the box.
In pursuing the fund's investment objective, each manager has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when a manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.
The fund's investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.
Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.
Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hong Kong Stock Connect Program (Stock Connect) risk. Trading in China A-Shares through Stock Connect, a mutual market access program that enables foreign investment in the People's Republic of China (PRC), is subject to certain restrictions and risks. Securities listed on Stock Connect may lose purchase eligibility, which could adversely affect the fund's performance. Trading through Stock Connect is subject to trading, clearance, and settlement procedures that may continue to develop as the program matures. Any changes in laws, regulations and policies applicable to Stock Connect may affect China A-Share prices. These risks are heightened by the underdeveloped state of the PRC's investment and banking systems in general.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts, equity-linked notes (equity-linked notes generally reflect the risks associated with their underlying securities, depend on the credit of the note's issuer, may be privately placed, and may have a limited secondary market), and options. Futures contracts and options generally are subject to counterparty risk.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Hybrid instrument risk. Hybrid instruments entail greater market risk and may be more volatile than traditional debt instruments, may bear interest or pay preferred dividends at below-market rates, and may be illiquid. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, and currencies.
Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.
Repurchase agreements risk. The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Technology companies risk. Technology companies can be significantly affected by rapid obsolescence, short product cycles, competition, and government regulation, among other factors. Investments in the technology sector may be susceptible to heightened risk of cybersecurity breaches, which may allow an unauthorized party to gain access to personally identifiable information and other customer data.
Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Lipper Science and Technology Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 22.88%. Best quarter: Q1 '17, 13.87% Worst quarter: Q4 '18, -16.88%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Science & Technology Fund) -	1 Year	5 Years	Since inception	Inception Date
Class NAV	(1.86%)	12.79%	16.15%	Feb. 14, 2013
Class NAV | after tax on distributions	(11.83%)	3.02%	7.38%	Feb. 14, 2013
Class NAV | after tax on distributions, with sale	3.65%	8.10%	11.16%	Feb. 14, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	11.14%	Feb. 14, 2013
Lipper Science and Technology Index (reflects no deduction for fees, expenses, or taxes)	(2.82%)	11.47%	14.54%	Feb. 14, 2013

(John Hancock Class NAV Shares) | (Small Cap Growth Fund)
INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Small Cap Growth Fund)	Class NAV
Management fee	0.87%
Other expenses	0.09%
Total annual fund operating expenses	0.96%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	0.95%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Small Cap Growth Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	97	305	530	1,177

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 101% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small-cap companies. The fund defines small-cap companies as those that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2000 Growth Index (approximately $6.5 billion as of October 31, 2019). The fund invests mainly in common stocks, but it may also invest in exchange-traded funds (ETFs) to a limited extent, generally for purposes of gaining temporary market exposure.
The manager employs a growth-oriented investment philosophy to analyze and select investments and seeks to own stocks of high quality companies (based on such characteristics as return-on-equity or profitability) trading at what the manager believes are attractive valuations and that are experiencing positive earnings revisions. The manager seeks to invest in companies that it believes could experience future growth rates at levels higher than the Russell 2000 Growth Index. The manager utilizes an investment process that incorporates proprietary quantitative and qualitative research.
The manager continuously monitors and evaluates its investments and attempts to mitigate risk through ownership of a well-diversified portfolio. The fund may focus its investments in a particular sector or sectors of the economy and its exposures may vary significantly from the Russell 2000 Growth Index. The fund may invest up to 10% of its total assets in foreign securities, including those in emerging markets, and may invest in initial public offerings (IPOs). The manager defines emerging markets countries as those countries included in the MSCI Emerging Markets Index.
The manager will generally sell a stock if it determines, among other things, there has been an adverse change in the company's fundamentals, competitive position, or change to its relative valuation.
Due to its investment strategy, the fund may buy and sell securities frequently, which may result in high transaction costs and additional shareholder expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations.
Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities of the index it is designed to track. However, at times, an ETF's portfolio composition and performance may not match that of such index. A fund bears ETF fees and expenses indirectly.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Quantitative modeling risk. Quantitative models may not accurately predict future market movements or characteristics, which may negatively impact performance. Models also may perform differently than expected due to implementation problems, technological malfunction, or programming or data inaccuracies, among other possible issues.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small company risk. Small companies are generally less established and may be more volatile than larger companies. Small-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Prior to December 26, 2017, the fund was managed by a different subadvisor pursuant to a different investment strategy. The performance presented prior to this date should not be attributed to Redwood Investments, LLC (Redwood Investments), the fund's current subadvisor. The performance information presented for periods prior to December 26, 2017 reflects management of the fund consistent with investment strategies in effect during those periods and might have been different if the fund's investments had been managed under its current investment strategies by Redwood Investments.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 8.59%. Best quarter: Q2 '09, 19.68% Worst quarter: Q3 '11, -21.32%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Small Cap Growth Fund) -	1 Year	5 Years	10 Years
Class NAV	(12.50%)	5.19%	13.56%
Class NAV | after tax on distributions	(16.96%)	2.20%	11.72%
Class NAV | after tax on distributions, with sale	(3.47%)	3.91%	11.25%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	(9.31%)	5.13%	13.52%

(John Hancock Class NAV Shares) | (Small Cap Value Fund)
INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Small Cap Value Fund)	Class NAV
Management fee	0.98%
Other expenses	0.07%
Acquired fund fees and expenses	0.09%	[1]
Total annual fund operating expenses	1.14%	[2]
Contractual expense reimbursement	(0.01%)	[3]
Total annual fund operating expenses after expense reimbursements	1.13%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average daily net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Small Cap Value Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	115	361	627	1,385

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. The fund defines small-cap companies as those with market capitalizations at or below the market capitalization of the largest company represented in either the Russell 2000 Value Index (approximately $6.2 billion as of October 31, 2019) or the S&P SmallCap 600 Index (approximately $4.4 billion as of October 31, 2019).
The fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The manager employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the manager believes have distinct value characteristics based on industry-specific valuation criteria. The manager focuses on high-quality companies with a proven record of above-average rates of profitability that sell at a discount relative to the overall small-cap market.
The manager seeks to identify companies demonstrating one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and conservative financial structures relative to industry average.
The fund's sector exposures are broadly diversified but may vary significantly from the fund's benchmark. The fund may invest up to 15% of its total assets in foreign securities (including up to 5% in emerging-market securities). The fund may invest significantly in financial services companies.
Under normal circumstances, the fund invests 10% or less (usually less) of its total assets in cash and cash equivalents.
The fund may invest in initial public offerings (IPOs). The fund may also purchase real estate investment trusts (REITs) or other real estate related equity securities, U.S. dollar-denominated foreign securities, and certain exchange-traded funds (ETFs). ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities that compose the ETF. The fund may focus its investments in a particular sector or sectors of the economy.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities of the index it is designed to track. However, at times, an ETF's portfolio composition and performance may not match that of such index. A fund bears ETF fees and expenses indirectly.
Financial services sector risk. Financial services companies can be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Value investing style risk. The fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 17.46%. Best quarter: Q3 '09, 21.36% Worst quarter: Q3 '11, -19.14%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Small Cap Value Fund) -	1 Year	5 Years	10 Years
Class NAV	(12.05%)	3.35%	11.54%
Class NAV | after tax on distributions	(13.30%)	1.86%	9.90%
Class NAV | after tax on distributions, with sale	(6.63%)	2.33%	9.26%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	(12.86%)	3.61%	10.40%

(John Hancock Class NAV Shares) | (Strategic Equity Allocation Fund)
INVESTMENT OBJECTIVE
To seek capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Strategic Equity Allocation Fund)	Class NAV
Management fee	0.62%
Other expenses	0.05%
Acquired fund fees and expenses	0.01%	[1]
Total annual fund operating expenses	0.68%	[2]
Contractual expense reimbursement	(0.01%)	[3]
Total annual fund operating expenses after expense reimbursements	0.67%
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average daily net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Strategic Equity Allocation Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	68	217	378	846

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 80% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign equity securities of any market capitalization, including futures on indexes of equity securities. The fund's allocation to various markets and types of securities will be actively managed.
The fund may invest in both developed and emerging markets. The fund's investment in equity securities will vary both with respect to types of securities and markets in response to changing market and economic trends. The fund's allocation of securities will depend on the manager's outlook for the markets and generally reflect the manager's strategic asset allocation analysis and their assessment of the relative attractiveness of a particular asset class. When determining whether to invest in a particular market, the manager considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates.
The fund also may invest in exchange-traded funds and in fixed-income securities, including, but not limited to:
  U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation;
  U.S. Treasury futures contracts;
  Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (CMBS) and collateralized mortgage obligations (CMOs);
  U.S. and foreign corporate bonds;
  Foreign government and agency securities; and
  Lower-rated fixed-income securities and high-yield securities.
The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency. The fund may actively manage its exposure to foreign currencies through the use of foreign currency forward contracts and other currency derivatives. The fund may own foreign cash equivalents and foreign bank deposits as part of its investment strategy. The fund may invest in foreign currencies for hedging and speculative purposes. The fund may focus its investments in a particular sector or sectors of the economy.
Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Risks of investing —Hedging, derivatives and other strategic transactions risk," including, but not limited to, futures and options contracts, foreign currency forward contracts and swaps, including credit default swaps and total return swaps. The fund may engage in derivatives transactions for hedging and non-hedging purposes including, without limitation, the following purposes:
  to attempt to protect against possible changes in the market value of securities held or to be purchased by the fund resulting from securities markets or currency exchange rate fluctuations;
  to protect the fund's unrealized gains in the value of its securities;
  to facilitate the sale of the fund's securities for investment purposes;
  to manage the effective maturity or duration of the fund's securities;
  to establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;
  to facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities; and
  to increase or decrease exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities of the index it is designed to track. However, at times, an ETF's portfolio composition and performance may not match that of such index. A fund bears ETF fees and expenses indirectly.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, options, swaps, and total return swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund's custom blended benchmark comprises 70% Russell 3000 Index/30% MSCI ACWI ex-USA Index and shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 15.74%. Best quarter: Q1 '13, 8.75% Worst quarter: Q4 '18, -13.41%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Strategic Equity Allocation Fund) -	1 Year	5 Years	Since inception	Inception Date
Class NAV	(9.32%)	5.02%	8.59%	Apr. 16, 2012
Class NAV | after tax on distributions	(13.10%)	2.14%	6.12%	Apr. 16, 2012
Class NAV | after tax on distributions, with sale	(3.53%)	3.45%	6.39%	Apr. 16, 2012
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	11.73%	Apr. 16, 2012
70% Russell 3000 Index/ 30% MSCI AC World ex–USA Index (reflects no deduction for fees, expenses, or taxes)	(7.93%)	5.76%	9.22%	Apr. 16, 2012

(John Hancock Class NAV Shares) | (Strategic Income Opportunities Fund)
INVESTMENT OBJECTIVE
To seek to maximize total return consisting of current income and capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Strategic Income Opportunities Fund)	Class NAV
Management fee	0.63%
Other expenses	0.06%
Total annual fund operating expenses	0.69%
Contractual expense reimbursement	(0.03%)	[1]
Total annual fund operating expenses after expense reimbursements	0.66%
[1]	The advisor contractually agrees to reduce its management fee (after giving effect to asset breakpoints) by an annual rate of 0.02% of the fund's average daily net assets. This agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Strategic Income Opportunities Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	67	218	381	856

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 84% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 80% of its assets in the following types of securities, which may be denominated in U.S. dollars or foreign currencies: foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, domestic high-yield bonds, and investment-grade corporate bonds and currency instruments. The fund may also invest in preferred stock and other types of debt securities, including mortgage-and asset-backed securities and loans. Some loans may be illiquid. No more than 80% of the fund's assets will consist of instruments denominated in foreign currencies.
Although the fund may invest up to 10% of its total assets in securities rated as low as D (in default) by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's), or their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (i.e., AAA to BBB). Bonds that are rated at or below BB by S&P or Ba by Moody's are considered junk bonds. There is no limit on the average maturity of the fund's portfolio. The fund's investment policies are based on credit ratings at the time of purchase. Under normal circumstances, the fund may invest up to 15% of total assets in asset-backed securities rated lower than A by S&P or Moody's, or their unrated equivalents (but under no circumstances lower than B or their unrated equivalents).
In managing the fund, the manager allocates assets among the four major types of instruments noted above based on analysis of global economic factors such as fiscal and monetary policies, projected international interest-rate movements, political environments, and currency trends. In abnormal circumstances, the manager may invest up to 100% of the fund's assets in any one sector. The manager looks for investments that are appropriate for the fund in terms of yield, credit quality, structure, and industry distribution. Relative yields and risk/reward ratios are the primary considerations in selecting securities.
The fund may use certain higher-risk investments, including derivatives such as futures, options, and swaps (including credit default swaps), as well as restricted or illiquid securities. The fund may also invest significantly in currency spots and forwards, currency futures and options, and interest-rate options for both hedging and nonhedging purposes, including for purposes of enhancing returns. In addition, the fund may invest up to 10% of its net assets in domestic or foreign common stocks.
The fund may trade securities actively and its investment process may, at times, result in a higher-than-average portfolio turnover ratio.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Foreign currencies may decline in value, which could negatively impact performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Defaulted debt risk. Investing in defaulted debt securities is speculative and involves substantial risks in addition to those of non-defaulted high-yield securities. Defaulted debt securities generally do not generate interest payments. Principal on defaulted debt might not be repaid, and a fund could lose up to its entire investment.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hong Kong Bond Connect Program (Bond Connect) Risk. Trading in China bonds through Bond Connect, a mutual market access program that enables foreign investment in the People's Republic of China ("PRC"), is subject to certain restrictions and risks. Bonds listed on Bond Connect may lose purchase eligibility, which could adversely affect the fund's performance. Trading through Bond Connect is subject to trading, clearance, and settlement procedures that may continue to develop as the program matures. Any changes in laws, regulations and policies applicable to Bond Connect may affect bond prices. These risks are heightened by the underdeveloped state of the PRC's investment and banking systems in general.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security's market price and the fund's ability to sell the security.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 9.52%. Best quarter: Q2 '09, 11.89% Worst quarter: Q3 '11, -7.57%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (Strategic Income Opportunities Fund) -	1 Year	5 Years	10 Years
Class NAV	(4.99%)	2.22%	7.15%
Class NAV | after tax on distributions	(6.39%)	0.61%	5.20%
Class NAV | after tax on distributions, with sale	(2.93%)	1.02%	4.90%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.01%	2.52%	3.48%

(John Hancock Class NAV Shares) | (U.S. High Yield Bond Fund)
INVESTMENT OBJECTIVE
To seek total return with a high level of current income.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (U.S. High Yield Bond Fund)	Class NAV
Management fee	0.74%
Other expenses	0.08%
Total annual fund operating expenses	0.82%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	0.81%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (U.S. High Yield Bond Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	83	261	454	1,013

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below-investment-grade debt securities (sometimes referred to as "junk bonds" or high yield securities). The fund also invests in corporate debt securities that are investment grade, and may buy preferred and other convertible securities and bank loans that are investment grade. Some loans may be illiquid.
The manager actively manages a diversified portfolio of below-investment-grade debt securities. The manager does not manage the portfolio to a specific maturity or duration. The manager focuses on individual security selection (primarily using a "bottom-up" approach) and seeks to identify high yield securities that appear comparatively undervalued. The manager uses its knowledge of various industries to assess the risk/return tradeoff among issuers within particular industries, in seeking to identify compelling relative value investments. The manager analyzes the issuers' long-term prospects and focuses on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. The manager's research and analysis highlights industry drivers, competitive position and operating trends with an emphasis on free cash flow. The manager also talks to management, and consults industry contacts, debt and equity analysts, and rating agencies.
The manager purchases securities for the fund when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The manager attempts to invest in high yield securities of issuers which it believes have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. The strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the fund consists of income earned on the fund's investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer. The fund may invest significantly in issuers in the communications sector.
Under normal circumstances, the manager invests:
  Up to 15% of total assets in any one industry; and
  Up to 5% of total assets in any one issuer (excluding investments in cash-equivalent issuers or for cash-management purposes).
The manager will generally invest in below investment grade debt securities that are rated at least "Caa" by Moody's Investors Service, Inc. or "CCC" by Standard and Poor's Ratings Services, or that are unrated but deemed by the manager to be of comparable quality but may also invest in securities rated below these ratings (or unrated securities of comparable quality). The average credit quality of the fund's securities is expected to be at least B- as rated by Standard and Poor's Ratings Services.
The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock's value can depend heavily upon the underlying common stock's value.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Technology companies risk. Technology companies can be significantly affected by rapid obsolescence, short product cycles, competition, and government regulation, among other factors. Investments in the technology sector may be susceptible to heightened risk of cybersecurity breaches, which may allow an unauthorized party to gain access to personally identifiable information and other customer data.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 10.21%. Best quarter: Q2 '09, 17.10% Worst quarter: Q3 '15, -4.26%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (U.S. High Yield Bond Fund) -	1 Year	5 Years	10 Years
Class NAV	(2.13%)	3.83%	9.33%
Class NAV | after tax on distributions	(4.32%)	0.94%	6.25%
Class NAV | after tax on distributions, with sale	(1.23%)	1.67%	6.18%
ICE Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deduction for fees, expenses, or taxes)	(2.25%)	3.82%	10.99%

(John Hancock Class NAV Shares) | (U.S. Sector Rotation Fund)
INVESTMENT OBJECTIVE
To seek capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment) None
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (U.S. Sector Rotation Fund)	Class NAV
Management fee	0.62%
Other expenses	0.04%
Total annual fund operating expenses	0.66%
Contractual expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	0.65%
[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (U.S. Sector Rotation Fund)	1 Year	3 Years	5 Years	10 Years
Class NAV | | USD ($)	66	210	367	822

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities of any market capitalization, including futures on indexes of equity securities. The fund defines U.S. equity securities as: (i) securities of issuers that are organized under the laws of the United States or that maintain their principal place of business in the United States; (ii) securities of issuers that are traded principally in the United States; or (iii) securities of issuers that, during the most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the United States or that have at least 50% of their assets in the United States. The fund's allocation to various markets and types of securities will be actively managed.
The fund's investment in equity securities will vary both with respect to types of securities and markets in response to changing market and economic trends. The fund's allocation of securities will depend on the manager's outlook for the markets and generally reflect the manager's strategic asset allocation analysis and their assessment of the relative attractiveness of a particular asset class. When determining whether to invest in a particular market capitalization, sector or industry, the manager takes into consideration a variety of inputs including economic, fundamental (valuations and earnings), and technical indicators, among other factors.
The fund may invest up to 20% of its net assets in equity securities of foreign issuers. Investments in exchange-traded funds (ETFs) and derivative instruments may be used to reduce risk and/or obtain efficient investment exposure, and may include options, futures contracts, and swaps (including interest-rate swaps).
The fund also may invest in fixed-income securities, including, but not limited to:
  U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation;
  U.S. Treasury futures contracts;
  Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (CMBS) and collateralized mortgage obligations (CMOs);
  U.S. and foreign corporate bonds;
  Foreign government and agency securities; and
  Lower-rated fixed-income securities and high-yield securities (also known as "junk bonds").
The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency. The fund may actively manage its exposure to foreign currencies through the use of foreign currency forward contracts and other currency derivatives. The fund may own foreign cash equivalents and foreign bank deposits as part of its investment strategy. The fund may invest in foreign currencies for hedging and speculative purposes. The fund may focus its investments in a particular sector or sectors of the economy.
Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Principal risks — Hedging, derivatives and other strategic transactions risk," including, but not limited to, futures and options contracts, foreign currency forward contracts and swaps. The fund may engage in derivatives transactions for hedging and non-hedging purposes including, without limitation, the following purposes:
  to attempt to protect against possible changes in the market value of securities held or to be purchased by the fund resulting from securities markets or currency exchange rate fluctuations;
  to protect the fund's unrealized gains in the value of its securities;
  to facilitate the sale of the fund's securities for investment purposes;
  to manage the effective maturity or duration of the fund's securities;
  to establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;
  to facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities; and
  to increase or decrease exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

PRINCIPAL RISKS
The fund is subject to risks, and you could lose money by investing in the fund. The fund's main risks are listed below in alphabetical order, not in order of importance.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.
Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities of the index it is designed to track. However, at times, an ETF's portfolio composition and performance may not match that of such index. A fund bears ETF fees and expenses indirectly.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.
Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, foreign currency swaps, interest-rate swaps and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

PAST PERFORMANCE
The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Russell 3000 Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.
Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the nine months ended September 30, 2019, was 19.15%. Best quarter: Q3 '18, 6.91% Worst quarter: Q4 '18, -14.62%
Average annual total returns (%)—as of 12/31/18
Average Annual Total Returns - (U.S. Sector Rotation Fund) -		1 Year	Since inception	Inception Date
Class NAV		(5.50%)	8.20%	Sep. 26, 2016
Class NAV | after tax on distributions		(11.59%)	3.96%	Sep. 26, 2016
Class NAV | after tax on distributions, with sale		0.05%	5.59%	Sep. 26, 2016
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(4.38%)	8.85%	Sep. 26, 2016
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)		(5.24%)	8.30%	Sep. 26, 2016
[1]	Prior to September 20, 2019, the fund's primary benchmark was the Russell 3000 Index. Effective September 20, 2019, the fund's primary benchmark index is the S&P 500 Index. The S&P 500 Index better reflects the universe of investment opportunities based on the fund's investment strategy.